Defined benefit plans - Summary of changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		₩ (442,174)	[1]	₩ (90,816)
Included in profit or loss:
Current service cost		143,259		170,772
Past service cost		92		8,330
Net interest expense (income)		(33,708)		(6,516)
Settlement loss (gain)		7,638		(466)
Subtotal		117,281		172,120
Included in other comprehensive income:
Demographic assumptions		106,072		(938)
Financial assumptions		124,927		(419,764)
Experience adjustment		5,925		35,758
Return on plan assets excluding interest income		34,428		36,725
Subtotal		271,352		(348,219)
Other:
Benefits paid by the plan		87,670		6,840
Contributions paid into the plan		(82,336)		(183,164)
Changes in the scope of consolidation		93		1,507
Effect of changes in foreign exchange rates		1,356		(442)
Subtotal		6,783		(175,259)
Ending balance	[1]	(46,758)		(442,174)
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		1,934,643		2,205,869
Included in profit or loss:
Current service cost		143,259		170,772
Past service cost		92		8,330
Net interest expense (income)		104,546		72,307
Settlement loss (gain)		7,633		(466)
Subtotal		255,530		250,943
Included in other comprehensive income:
Demographic assumptions		106,072		(938)
Financial assumptions		123,204		(419,764)
Experience adjustment		5,925		35,758
Return on plan assets excluding interest income		195		0
Subtotal		235,396		(384,944)
Other:
Benefits paid by the plan		(207,515)		(138,290)
Contributions paid into the plan		(13)		0
Changes in the scope of consolidation		93		1,507
Effect of changes in foreign exchange rates		1,356		(442)
Subtotal		(206,079)		(137,225)
Ending balance		2,219,490		1,934,643
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(2,376,817)		(2,296,685)
Included in profit or loss:
Current service cost		0		0
Past service cost		0		0
Net interest expense (income)		(138,254)		(78,823)
Settlement loss (gain)		5		0
Subtotal		(138,249)		(78,823)
Included in other comprehensive income:
Demographic assumptions		0		0
Financial assumptions		1,723		0
Experience adjustment		0		0
Return on plan assets excluding interest income		34,233		36,725
Subtotal		35,956		36,725
Other:
Benefits paid by the plan		295,185		145,130
Contributions paid into the plan		(82,323)		(183,164)
Changes in the scope of consolidation		0		0
Effect of changes in foreign exchange rates		0		0
Subtotal		212,862		(38,034)
Ending balance		₩ (2,266,248)		₩ (2,376,817)

[1]	The asset for defined benefit obligation of W442,174 million as of December 31, 2022 is the net defined benefit assets of W456,838 million less the net defined benefit liabilities of W14,664 million. In addition, the asset for defined benefit obligation of W46,758 million as of December 31, 2023 is the net defined benefit assets of W114,378 million less the net defined benefit liabilities of W67,620 million